Financial Assets and Financial Liabilities (Details) - Schedule of financial liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Liabilities [Abstract]
Trade payables	¥ 35,012	¥ 30,514
Financial liabilities included in other payables and accruals	12,046	20,381
Amount due to a related party	488
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	69,045	41,493
Lease liabilities	4,123	2,486
Total current financial liabilities	121,039	95,199
Interest-bearing loans and borrowings		6,046
Lease liabilities	4,650	793
Total non-current financial liabilities	4,650	6,839
Total	¥ 125,689	¥ 102,038